UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nokomis Capital, L.L.C.
Address: 2305 Cedar Springs Road
         Suite 420
         Dallas, Texas  75201

13F File Number:  028-14850

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brett Hendrickson
Title:     Managing Member
Phone:     972.590.4100

Signature, Place, and Date of Signing:

 /s/ Brett Hendrickson     Dallas, Texas/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $209,856 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE HEALTHCARE SRVCS IN   COM NEW          018606202     1460  1463025 SH       SOLE                  1463025
ALPHA & OMEGA SEMICONDUCTOR    SHS              G6331P104     5777   631367 SH       SOLE                   631367
AOL INC                        COM              00184X105    11383   405380 SH       SOLE                   405380
API TECHNOLOGIES CORP          COM NEW          00187E203     2136   580482 SH       SOLE                   580482
APPLE INC                      COM              037833100     5406     9257 SH       SOLE                     9257
BOFI HLDG INC                  COM              05566U108     5464   276534 SH       SOLE                   276534
CARMIKE CINEMAS INC            COM              143436400     9404   641945 SH       SOLE                   641945
DENNYS CORP                    COM              24869P104     1854   419456 SH       SOLE                   419456
DORAL FINL CORP                COM NEW          25811P886     4376  2917320 SH       SOLE                  2917320
DSP GROUP INC                  COM              23332B106     4623   729171 SH       SOLE                   729171
ECHOSTAR CORP                  CL A             278768106    11806   446869 SH       SOLE                   446869
ENERGY PARTNERS LTD            COM NEW          29270U303     2469   146115 SH       SOLE                   146115
EVOLUTION PETROLEUM CORP       COM              30049A107     9379  1124612 SH       SOLE                  1124612
EXTREME NETWORKS INC           COM              30226D106     6470  1880897 SH       SOLE                  1880897
GEOEYE INC                     COM              37250W108     4703   303816 SH       SOLE                   303816
HAWAIIAN TELCOM HOLDCO INC     COM              420031106     5052   258926 SH       SOLE                   258926
HELMERICH & PAYNE INC          COM              423452101     2969    68295 SH       SOLE                    68295
HOUSTON AMERN ENERGY CORP      COM              44183U100     2852  2546513 SH       SOLE                  2546513
IKANOS COMMUNICATIONS          COM              45173E105       33    37607 SH       SOLE                    37607
IMPERIAL SUGAR CO NEW          COM NEW          453096208      188    29600 SH  PUT  SOLE                    29600
KOHLS CORP                     COM              500255104     6836   150282 SH       SOLE                   150282
KRATOS DEFENSE & SEC SOLUTIO   COM NEW          50077B207     4870   833978 SH       SOLE                   833978
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     5602   125120 SH       SOLE                   125120
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     3130   162910 SH       SOLE                   162910
MAXLINEAR INC                  CL A             57776J100     1835   370058 SH       SOLE                   370058
MICROSOFT CORP                 COM              594918104     3433   112240 SH       SOLE                   112240
MIPS TECHNOLOGIES INC          COM              604567107     6273   940463 SH       SOLE                   940463
MITEK SYS INC                  COM NEW          606710200      911   234138 SH       SOLE                   234138
PERION NETWORK LTD             SHS              M78673106     1379   322866 SH       SOLE                   322866
PIONEER DRILLING CO            COM              723655106    10524  1320429 SH       SOLE                  1320429
PRIMUS TELECOMMUNICATIONS GR   COM              741929301     2207   141769 SH       SOLE                   141769
RUBY TUESDAY INC               COM              781182100     2628   385833 SH       SOLE                   385833
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     7334   296543 SH       SOLE                   296543
SHOE CARNIVAL INC              COM              824889109     9704   451568 SH       SOLE                   451568
SPDR GOLD TRUST                GOLD SHS         78463V107      489     3152 SH       SOLE                     3152
SPDR S&P 500 ETF TR            TR UNIT          78462F103     7949    58400 SH  PUT  SOLE                    58400
STAGE STORES INC               COM NEW          85254C305     1615    88179 SH       SOLE                    88179
STONE ENERGY CORP              COM              861642106     4388   173166 SH       SOLE                   173166
TRANSATLANTIC PETROLEUM LTD    SHS              G89982105     2337  2163623 SH       SOLE                  2163623
UNITED STATES OIL FUND LP      UNITS            91232N108     1706    53600 SH  PUT  SOLE                    53600
VENOCO INC                     COM              92275P307     4907   490176 SH       SOLE                   490176
WINDSTREAM CORP                COM              97381W104    11804  1221942 SH       SOLE                  1221942
XO GROUP INC                   COM              983772104     3972   447828 SH       SOLE                   447828
XYRATEX LTD                    COM              G98268108     6219   549906 SH       SOLE                   549906